General information (Details) € in Millions	Apr. 01, 2021 EUR (€)	Dec. 31, 2020 employee
Summary of financial statements in relation to the discontinued operations
Number of employees related to continuing operations		1,304
Fee-for-service business (held for sale)
Summary of financial statements in relation to the discontinued operations
Total consideration received | €	€ (37.1)
Fidelta d.o.o. (fee-for-service segment)
Summary of financial statements in relation to the discontinued operations
Number of employees		185